Preference shares liabilities - Movements (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Balance at the beginning	$ 112,900,387	$ 40,821,718
Balance at the end		112,900,387
Preference shares liabilities
Disclosure of financial liabilities [line items]
Balance at the beginning	486,404,770	0
Reclassification of Series A, Series B and Series C preference shares from equity		279,832,806
Conversion of convertible securities to Series D preference shares (note 25)		50,193,319
Issuance of Series E preference shares		25,970,000
Changes in the carrying amount of preference shares liabilities (note 6(a))	3,752,758	5,009,847
Changes in fair value recognized in profit or loss	60,091,353	125,398,798
Reclassification to share capital and share premium upon listing	(550,248,881)
Balance at the end	0	486,404,770
Financial liabilities at amortised cost, category [member] | Preference shares liabilities
Disclosure of financial liabilities [line items]
Balance at the beginning	61,373,153	0
Reclassification of Series A, Series B and Series C preference shares from equity		25,433,864
Conversion of convertible securities to Series D preference shares (note 25)		11,974,503
Issuance of Series E preference shares		18,954,939
Changes in the carrying amount of preference shares liabilities (note 6(a))	3,752,758	5,009,847
Changes in fair value recognized in profit or loss	0	0
Reclassification to share capital and share premium upon listing	(65,125,911)
Balance at the end	0	61,373,153
Financial liabilities at fair value through profit or loss, category [member] | Preference shares liabilities
Disclosure of financial liabilities [line items]
Balance at the beginning	425,031,617
Reclassification of Series A, Series B and Series C preference shares from equity		254,398,942
Conversion of convertible securities to Series D preference shares (note 25)		38,218,816
Issuance of Series E preference shares		7,015,061
Changes in the carrying amount of preference shares liabilities (note 6(a))	0	0
Changes in fair value recognized in profit or loss	60,091,353	125,398,798
Reclassification to share capital and share premium upon listing	(485,122,970)
Balance at the end	$ 0	$ 425,031,617